Page 1 of 6                                                                   Name of Reporting Manager
----------------------------------------------------------------------------  -------------------------
                                                                                             Item 5:
   Item 1: Name of Issuer       Item 2: Title of Class           Item 3:        Item 4:      Shares
-------------------------------                                CUSIP Number      Fair          of
                                                                                Market      Principal
                                                                                 Value        Amount
----------------------------------------------------------------------------  -------------------------
EOG Resources Inc               Common Stock U$0.01            US26875P1012    3,219,066     183,292

Weyerhaeuser Co                 Common Stock U$1.25            US9621661043    5,965,608      83,072

Corning Inc                     Common Stock U$0.50            US2193501051    2,153,256      16,700

Honeywell International Inc     Common Stock U$1.00            US4385161066    9,084,801     157,483

Motorola Inc                    Common Stock U$3.00            US6200761095   14,813,350     100,600

Scientific Atlanta Inc          Common Stock $0.50pv           US8086551046    6,230,063     111,500

CBS Corp                        Common Stock $1.00pv           US12490K1079   13,245,868     207,169

Computer Associates Intl        Common Stock U$0.10            US2049121096    5,140,406      73,500

Intel Corporation               Common Stock US$0.001          US4581401001   16,877,190     205,038

Microsoft Corp                  Common Stock US$0.000025       US5949181045    2,626,875      22,500

Texas Instruments Inc.          Common Stock $1.00pv           US8825081040   11,122,697     115,112

IMS Health                      Common Stock $0.01             US4499341083    7,123,207     262,003

Global Crossing Ltd             Common Stock U$0.01            BMG3921A1009      658,750      13,175

Level 3 Communications Inc      Common Stock U$0.01            US52729N1000    6,152,906      75,150

State Street Corporation        Common Stock U$1               US8574771031    5,655,038      77,400

Comdisco Inc                    Common stock U$0.10            US2003361050    1,490,000      40,000

I2 Technologies Inc             Common Stock U$0.00025         US4657541094      721,500       3,700

Inktomi Corporation             Common Stock U$0.001           US4572771016      710,000       8,000

McAfee.com Corp                 Class A Common Stock U$0.001   US5790621008      135,000       3,000

          COLUMN TOTALS                                                      113,125,580

       AGGREGATE PAGE TOTAL                                                  113,125,580

                                   Martin Currie Investment                                          (SEC USE ONLY)
                                        Management Ltd
-------------------------------------------------------------------------------------------------------------------
                                 Item 6: Investment Discretion                    Item 8: Voting Authority (Shares)
   Item 1: Name of Issuer       --------------------------------   Item 7:       ----------------------------------
------------------------------- (a) Sole (B) Shared - (c) Shared   Managers      (a) Sole     (b) Shared  (c) None
                                         Defined as   Other        See Instr. V
                                         Instr. V
-------------------------------------------------------------------------------------------------------------------
EOG Resources Inc                   X                                                X

Weyerhaeuser Co                     X                                                X

Corning Inc                         X                                                X

Honeywell International Inc         X                                                X

Motorola Inc                        X                                                X

Scientific Atlanta Inc              X                                                X

CBS Corp                            X                                                X

Computer Associates Intl            X                                                X

Intel Corporation                   X                                                X

Microsoft Corp                      X                                                X

Texas Instruments Inc.              X                                                X

IMS Health                          X                                                X

Global Crossing Ltd                 X                                                X

Level 3 Communications Inc          X                                                X

State Street Corporation            X                                                X

Comdisco Inc                        X                                                X

I2 Technologies Inc                 X                                                X

Inktomi Corporation                 X                                                X

McAfee.com Corp                     X                                                X


Page 2 of 6                                                                   Name of Reporting Manager
----------------------------------------------------------------------------  -------------------------
                                                                                             Item 5:
   Item 1: Name of Issuer       Item 2: Title of Class           Item 3:        Item 4:      Shares
-------------------------------                                CUSIP Number      Fair          of
                                                                                Market      Principal
                                                                                 Value        Amount
----------------------------------------------------------------------------  -------------------------
Visio Corporation               Common Stock U$0.01            US9279141017    1,591,250      33,500

America Online Inc              Common Stock U$0.01            US02364J1043    5,547,980      73,120

Pepsico Inc                     Capital Stock US$0.017         US7134481081    9,890,833     280,591

Clini-Therm Corporation         Common Stock $3.00 pv          US1872581087            0     120,000

Colgate-Palmolive Company       Common Stock $1.00pv           US1941621039    7,182,565     110,501

Johnson & Johnson               Common Stock U$1.00            US4781601046   10,067,363     107,961

Warner-Lambert Co               Common Stock U$1.00            US9344881076    6,039,613      73,710

Time Warner Inc                 Common Stock $1.00pv           US8873151091    5,766,633      79,746

Walgreen Company                Common Stock $0.078125         US9314221097    8,408,878     287,483

Wal-Mart Stores Inc             Common Stock US$0.10           US9311421039   11,292,537     163,364

Int'l Business Machines Corp    Common Shares US$0.50          US4592001014    8,609,396      79,809

Merck & Co Inc                  Common Stock npv               US5893311077    4,974,764      74,043

Union Pacific Corporation       Common Stock US$2.50           US9078181081    4,822,052     110,376

Cisco Systems                   Common stock $0.001            US17275R1023   10,193,801      95,158

EMC Corporation (Mass)          Common Stock U$0.01            US2686481027      751,094       6,875

Equifax Inc                     Common Stock $2.50pv           US2944291051    3,294,179     139,806

Sprint Corp (Fon Group)         Common Stock U$2.50            US8520611000    6,637,013      98,600

Exxon Mobil Corporation         Capital Stock npv              US30231G1022   15,625,097     193,950

Schlumberger Limited            Common Stock US$0.01           AN8068571086    2,373,414      42,288

          COLUMN TOTALS                                                      236,194,039

       AGGREGATE PAGE TOTAL                                                  123,068,459

                                    Martin Currie Investment                                         (SEC USE ONLY)
                                         Management Ltd
-------------------------------------------------------------------------------------------------------------------
                                 Item 6: Investment Discretion                    Item 8: Voting Authority (Shares)
   Item 1: Name of Issuer       --------------------------------   Item 7:       ----------------------------------
------------------------------- (a) Sole (B) Shared - (c) Shared   Managers      (a) Sole     (b) Shared  (c) None
                                         Defined as   Other        See Instr. V
                                         Instr. V
-------------------------------------------------------------------------------------------------------------------
Visio Corporation                   X                                                X

America Online Inc                  X                                                X

Pepsico Inc                         X                                                X

Clini-Therm Corporation             X                                                X

Colgate-Palmolive Company           X                                                X

Johnson & Johnson                   X                                                X

Warner-Lambert Co                   X                                                X

Time Warner Inc                     X                                                X

Walgreen Company                    X                                                X

Wal-Mart Stores Inc                 X                                                X

Int'l Business Machines Corp        X                                                X

Merck & Co Inc                      X                                                X

Union Pacific Corporation           X                                                X

Cisco Systems                       X                                                X

EMC Corporation (Mass)              X                                                X

Equifax Inc                         X                                                X

Sprint Corp (Fon Group)             X                                                X

Exxon Mobil Corporation             X                                                X

Schlumberger Limited                X                                                X


Page 3 of 6                                                                   Name of Reporting Manager
----------------------------------------------------------------------------  -------------------------
                                                                                             Item 5:
   Item 1: Name of Issuer       Item 2: Title of Class           Item 3:        Item 4:      Shares
-------------------------------                                CUSIP Number      Fair          of
                                                                                Market      Principal
                                                                                 Value        Amount
----------------------------------------------------------------------------  -------------------------
Chase Manhattan Corp            Common Stock $1.00             US16161A1088    9,083,611     116,925

American Int'l Group Inc        Common Stock $2.50pv           US0268741073   13,717,062     126,863

Marsh & McLennan Companies Inc  Common Stock $1.00pv           US5717481023    1,894,230      19,796

GTE Corporation                 Common Stock U$0.05            US3623201031   12,874,128     182,450

United States                   Treasury Bond 6.375% 15/8/27   US912810FA17    2,195,274   2,286,000

US Treasury IPS                 3.625% Stock 15/04/2028        US912810FD55    5,033,572   5,630,000

First Union Corp                Common Stock US$3.333          US3373581053    3,588,343     108,944

Transocean Sedco Forex          Common Stock US$0.01           KYG900761092      398,961      11,843

Valero Energy Corp              Common Stock U$0.01            US91913Y1001      547,636      27,554

Cardinal Health Inc             Common Stock npv               US14149Y1082    4,550,471      95,049

Pharmacia & Upjohn Inc          Ordinary Shares U$0.01         US7169411094    9,064,395     201,431

AMFM Inc                        Class 'A' common stock U$0.01  US0016931000    5,360,125      68,500

MediaOne Group Inc              Common Stock U$0.01            US58440J1043   11,028,432     143,576

Young & Rubicam Inc             Common Stock U$0.01            US9874251054   12,818,202     181,176

Extreme Networks Inc            Common Stock $0.001            US30226D1063      487,557       5,839

Portal Software Inc             Common Stock U$0.001           US7361261032      514,375       5,000

Philip Morris Cos Inc           Common Stock US$0.3333pv       US7181541076    2,453,134     106,658

Compaq Computer                 Common Stock USD0.01           US2044931002    3,852,509     142,356

Lucent Technologies             Common Stock U$0.01            US5494631071    5,985,000      79,800

          COLUMN TOTALS                                                      341,641,055

       AGGREGATE PAGE TOTAL                                                  105,447,016

                                    Martin Currie Investment                                         (SEC USE ONLY)
                                         Management Ltd
-------------------------------------------------------------------------------------------------------------------
                                 Item 6: Investment Discretion                    Item 8: Voting Authority (Shares)
   Item 1: Name of Issuer       --------------------------------   Item 7:       ----------------------------------
------------------------------- (a) Sole (B) Shared - (c) Shared   Managers      (a) Sole     (b) Shared  (c) None
                                         Defined as   Other        See Instr. V
                                         Instr. V
-------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp                X                                                X

American Int'l Group Inc            X                                                X

Marsh & McLennan Companies Inc      X                                                X

GTE Corporation                     X                                                X

United States                       X                                                X

US Treasury IPS                     X                                                X

First Union Corp                    X                                                X

Transocean Sedco Forex              X                                                X

Valero Energy Corp                  X                                                X

Cardinal Health Inc                 X                                                X

Pharmacia & Upjohn Inc              X                                                X

AMFM Inc                            X                                                X

MediaOne Group Inc                  X                                                X

Young & Rubicam Inc                 X                                                X

Extreme Networks Inc                X                                                X

Portal Software Inc                 X                                                X

Philip Morris Cos Inc               X                                                X

Compaq Computer                     X                                                X

Lucent Technologies                 X                                                X


Page 4 of 6                                                                   Name of Reporting Manager
----------------------------------------------------------------------------  -------------------------
                                                                                             Item 5:
   Item 1: Name of Issuer       Item 2: Title of Class           Item 3:        Item 4:      Shares
-------------------------------                                CUSIP Number      Fair          of
                                                                                Market      Principal
                                                                                 Value        Amount
----------------------------------------------------------------------------  -------------------------
SBC Communications Inc          Common Stock U$1.00            US78387G1031    9,711,000     199,200

General Electric Co             Common Stock $0.16pv           US3696041033   18,462,604     119,306

Du Pont (E.I.) de Nemours & Co  Common Stock U$0.30            US2635341090    9,644,759     146,410

Millenium Chemicals Inc         Common Stock U$0.01            US5999031017    3,807,800     192,800

Bombardier Incorporated         Class B (Sub Voting) Stock     CA0977512007    3,016,169     237,947

BCE Inc                         Common Shares npv              CA05534B1094    6,059,883     108,080

Govt of Canada                  7% Stock 1/12/2006             CA135087VU50       48,895     110,000

Royal Bank of Canada            Common Stock                   CA7800871021      148,467       5,469

Alberta Energy Ltd.             Common Stock npv               CA0128731050      125,394       6,518

Cemex SA                        ADR (repr 5 CPO's)             US1512908898    1,392,886      49,969

Grupo Televisa SA               Spons GDR (rep 2 Ord Shs)      US40049J2069    2,593,500      38,000

Tubos De Acero De Mexico  SA    ADR (rep 1 ord shs)            US8985925069      162,750      12,000

Nuevo Grupo Iusacell SA         ADR (repr 10 "V" shs)          US6705121027      582,563      39,000

Desc                            ADS (rep 20 Series C shs)      US2503091017      107,200       6,400

Telefonos de Mexico             ADR (rep 20 ser L shs)         US8794037809    5,568,750      49,500

ALFA SA                         A Shares npv                   MXP000511016   22,695,000     510,000

Fomento Economico Mexicano      Spon ADR (rep 1 unit)          US3444191064      338,200       7,600

Grupo Elektra SA de CV          GDR (rep 10 CPOs)              US40050A1025      204,750      21,000

Gerdau                          Preference Shares npv          BRCOGUACNPR4       89,640   5,400,000

          COLUMN TOTALS                                                      426,401,264

       AGGREGATE PAGE TOTAL                                                   84,760,209

                                    Martin Currie Investment                                         (SEC USE ONLY)
                                         Management Ltd
-------------------------------------------------------------------------------------------------------------------
                                 Item 6: Investment Discretion                    Item 8: Voting Authority (Shares)
   Item 1: Name of Issuer       --------------------------------   Item 7:       ----------------------------------
------------------------------- (a) Sole (B) Shared - (c) Shared   Managers      (a) Sole     (b) Shared  (c) None
                                         Defined as   Other        See Instr. V
                                         Instr. V
-------------------------------------------------------------------------------------------------------------------
SBC Communications Inc              X                                                X

General Electric Co                 X                                                X

Du Pont (E.I.) de Nemours & Co      X                                                X

Millenium Chemicals Inc             X                                                X

Bombardier Incorporated             X                                                X

BCE Inc                             X                                                X

Govt of Canada                      X                                                X

Royal Bank of Canada                X                                                X

Alberta Energy Ltd.                 X                                                X

Cemex SA                            X                                                X

Grupo Televisa SA                   X                                                X

Tubos De Acero De Mexico  SA        X                                                X

Nuevo Grupo Iusacell SA             X                                                X

Desc                                X                                                X

Telefonos de Mexico                 X                                                X

ALFA SA                             X                                                X

Fomento Economico Mexicano          X                                                X

Grupo Elektra SA de CV              X                                                X

Gerdau                              X                                                X


Page 5 of 6                                                                   Name of Reporting Manager
----------------------------------------------------------------------------  -------------------------
                                                                                             Item 5:
   Item 1: Name of Issuer       Item 2: Title of Class           Item 3:        Item 4:      Shares
-------------------------------                                CUSIP Number      Fair          of
                                                                                Market      Principal
                                                                                 Value        Amount
----------------------------------------------------------------------------  -------------------------
Usiminas                        ADR Reg S (rep 1 pref)         US9173022008      240,420      44,000

Ultrapar Participacoes SA       ADS (rep 1000 pref shs)        US90400P1012       34,500       3,000

Aracruz                         ADR (rep 10 B pref)            US0384962041      170,625       6,500

Eletrobras                      ON ADR (rep 50 com shs)        US15234Q2075      492,838      44,300

Compania Vale Do Rio Doce       SPON ADR (Repr 250 Pref Shs)   US2044121000    1,576,750      59,500

Companhia Siderurgica Nacional  Common Shares npv              BRCSNAACNOR6      133,511   5,517,000

Telebras                        ADR Reg S (Rep 1000 Pref)      US8792871001           93       9,340

Petrobras                       Spon ADR (rep 100 pref)        US71654V1017    2,300,626      89,700

Comp Paranaense Energetica      Spon ADR (Rep 1000 Pref B)     US20441B4077      121,063      13,000

Compania Brasil Dist Pao Acu    ADR (Repr 1000 Pref Shs)       US20440T2015      145,406       4,500

Comp Cervejaria Brahma          ADR (rep 20 pref shs)          US20440X1037      182,000      13,000

Embratel Participacoes SA       ADR (rep 1000 pref)            US29081N1000      218,000       8,000

Tele Norte Leste Participacoes  ADR (rep 1000 pref)            US8792461068      431,970      16,940

TELESP Participacoes SA         ADR (rep 1000 pref)            US87952K1007    2,464,278      100840

Tele Sudeste Celular Partic     ADR (rep 5000 pref)            US8792521044      213,469       5,500

Tele Centro Sul Participacoes   ADR (rep 5000 pref)            US8792391018      523,446       5,768

Delta Galil                     ADR (Rep 1 Ord Share)          US2476371016      987,000      56,000

Formula Systems (1985) Ltd      Ordinary shares ILs1           IL0009083879      522,640      20,000

Blue Square Israel Ltd          ADR (rep 1 Ord ILS1)           US0960551085      510,000      40,000

          COLUMN TOTALS                                                      437,669,898

       AGGREGATE PAGE TOTAL                                                   11,268,634

                                    Martin Currie Investment                                         (SEC USE ONLY)
                                         Management Ltd
-------------------------------------------------------------------------------------------------------------------
                                 Item 6: Investment Discretion                    Item 8: Voting Authority (Shares)
   Item 1: Name of Issuer       --------------------------------   Item 7:       ----------------------------------
------------------------------- (a) Sole (B) Shared - (c) Shared   Managers      (a) Sole     (b) Shared  (c) None
                                         Defined as   Other        See Instr. V
                                         Instr. V
-------------------------------------------------------------------------------------------------------------------
Usiminas                            X                                                X

Ultrapar Participacoes SA           X                                                X

Aracruz                             X                                                X

Eletrobras                          X                                                X

Compania Vale Do Rio Doce           X                                                X

Companhia Siderurgica Nacional      X                                                X

Telebras                            X                                                X

Petrobras                           X                                                X

Comp Paranaense Energetica          X                                                X

Compania Brasil Dist Pao Acu        X                                                X

Comp Cervejaria Brahma              X                                                X

Embratel Participacoes SA           X                                                X

Tele Norte Leste Participacoes      X                                                X

TELESP Participacoes SA             X                                                X

Tele Sudeste Celular Partic         X                                                X

Tele Centro Sul Participacoes       X                                                X

Delta Galil                         X                                                X

Formula Systems (1985) Ltd          X                                                X

Blue Square Israel Ltd              X                                                X


Page 6 of 6                                                                   Name of Reporting Manager
----------------------------------------------------------------------------  -------------------------
                                                                                             Item 5:
   Item 1: Name of Issuer       Item 2: Title of Class           Item 3:        Item 4:      Shares
-------------------------------                                CUSIP Number      Fair          of
                                                                                Market      Principal
                                                                                 Value        Amount
----------------------------------------------------------------------------  -------------------------
Elbit Systems Ltd               Ordinary Shares                IL0009042180      103,194      45,000

Nice Systems Ltd                ADR (Rep 1 Ord Shs)            US6536561086    2,459,375      50,000

ECI Telecom                     Common Stock ILs0.12           IL0008685427      260,378      55,200

Teva Pharmaceutical             ADR (rep 1 ord shs)            US8816242098      860,250      12,000

Matav RT                        Spon ADR (Rep 5 HUF100 shs)    US5597761098      403,200      11,200

          COLUMN TOTALS                                                      441,756,296

       AGGREGATE PAGE TOTAL                                                    4,086,397

                                    Martin Currie Investment                                         (SEC USE ONLY)
                                         Management Ltd
-------------------------------------------------------------------------------------------------------------------
                                 Item 6: Investment Discretion                    Item 8: Voting Authority (Shares)
   Item 1: Name of Issuer       --------------------------------   Item 7:       ----------------------------------
------------------------------- (a) Sole (B) Shared - (c) Shared   Managers      (a) Sole     (b) Shared  (c) None
                                         Defined as   Other        See Instr. V
                                         Instr. V
-------------------------------------------------------------------------------------------------------------------
Elbit Systems Ltd                   X                                                X

Nice Systems Ltd                    X                                                X

ECI Telecom                         X                                                X

Teva Pharmaceutical                 X                                                X

Matav RT                            X                                                X